UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  X  ];  Amendment Number:
This Amendment (Check only one.):  [ X ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	June 30, 2004

Armstrong Shaw Associates Inc. is amending its Form13F filing because we discovered that the original filing was incorrect because 1) we included in our filings, shares for an account that was terminated before 6-30-04. (This account should not have been included and as a result we reported a higher number of shares for 35 holdings in our original filing and also included
Hospira which did not make the minimum reporting requirements without the shares in the terminated account.), 2) we did not accurately segregate shares for which the firm has sole proxy voting authority and those where the firm has no proxy voting authority, 3) we included Rochester Limited Term NY Muni
Fund (LTNYX) and we should not have, and 4) we included the Dreyfus A Bonds
Plus fund and we should not have. The Dreyfus Strategic Governments Income fund (closed-end fund, symbol DSI) was merged into the Dreyfus A Bonds Plus fund (open-end fund, symbol DRBDX) in October 2000. Armstrong Shaw continued to include the Dreyfus A Bonds Plus fund in its Form 13F filings after October 2000 even though the security was not required to be included in the filings after the merger was completed.

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
167892
4119048
SH

SOLE

3657798
0
461250
Allstate Corp.
Common
020002101
197480
4242314
SH

SOLE

3750034
0
492280
American Express Co.
Common
025816109
194113
3777994
SH

SOLE

3354994
0
423000
American International Group Inc.
Common
026874107
165333
2319490
SH

SOLE

2061963
0
257527
Anthem Inc.
Common
03674B104
194068
2166907
SH

SOLE

1925947
0
240960
Apache Corp.
Common
037411105
2405
55230
SH

SOLE

11550
0
43680
Bank of America Corp.
Common
060505104
224624
2654498
SH

SOLE

2351968
0
302530
Bank Of New York
Common
064057102
265
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
7116
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
154
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
334
6236
SH

SOLE

316
0
5920
Bristol Myers Squibb
Common
110122108
252
10280
SH

SOLE

10180
0
100
Cendant Corp.
Common
151313103
206477
8434505
SH

SOLE

7514925
0
919580
ChevronTexaco Corp
Common
166764100
137463
1460663
SH

SOLE

1291643
0
169020
Chubb Corp.
Common
171232101
182230
2672783
SH

SOLE

2379633
0
293150
Citigroup Inc.
Common
172967101
213493
4591251
SH

SOLE

4112141
0
479110
Comcast Corp. Special Class A
Class A Spl.
20030N200
217292
7869437
SH

SOLE

6984757
0
884680
ConocoPhillips
Common
20825c104
234
3064
SH

SOLE

136
0
2928
CVS Corp.
Common
126650100
217421
5174226
SH

SOLE

4611146
0
563080
Devon Energy Corp.
Common
25179M103
180586
2736155
SH

SOLE

2446925
0
289230
Dupont De Nemours & Co.
Common
263534109
178184
4011343
SH

SOLE

3542316
0
469027
Emerson Electric
Common
291011104
185720
2922429
SH

SOLE

2594809
0
327620
Exelon Corp.
Common
30161n101
189571
5694546
SH

SOLE

5078066
0
616480
Fannie Mae
Common
313586109
178893
2506913
SH

SOLE

2228383
0
278530
FirstEnergy Corp
Common
337932107
162691
4348869
SH

SOLE

3873589
0
475280
Ford Motor Co.
Common
345370860
602
38489
SH

SOLE

28000
0
10489
Freddie Mac
Common
313400301
408
6450
SH

SOLE

6450
0
0
Gannett Inc.
Common
364730101
152632
1798844
SH

SOLE

1600844
0
198000
General Electric
Common
369604103
192883
5953189
SH

SOLE

5294969
0
658220
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
665
16032
SH

SOLE

2276
0
13756
Goldman Sachs Group
Common
38141G104
4237
45000
SH

SOLE

44100
0
900
HCA Inc.
Common
404119109
166174
3995532
SH

SOLE

3558072
0
437460
Honeywell
Common
438516106
144197
3936576
SH

SOLE

3499206
0
437370
J.P. Morgan Chase & Co.
Common
46625h100
426
10997
SH

SOLE

3697
0
7300
Kerr McGee Corp.
Common
492386107
139479
2593991
SH

SOLE

2334021
0
259970
Liberty Media Corporation
Common
530718105
141847
15778324
SH

SOLE

13933686
0
1844638
Liberty Media Int'l Inc. A
Com Ser A
530719103
214
5762
SH

SOLE

5762
0
0
Lilly (Eli) & Co.
Common
532457108
559
8000
SH

SOLE

8000
0
0
Merck & Co., Inc.
Common
589331107
132511
2789695
SH

SOLE

2455965
0
333730
Merrill Lynch
Common
590188108
122073
2261444
SH

SOLE

2029704
0
231740
MGIC Investment
Common
552848103
141195
1861263
SH

SOLE

1654823
0
206440
Microsoft Corp.
Common
594918104
239
8360
SH

SOLE

3360
0
5000
Morgan Stanley Dean Witter
Common
617446448
157136
2977752
SH

SOLE

2649902
0
327850
MuniEnhanced Fund
Common
626243109
238
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
587
43900
SH

SOLE

43900
0
0
Nextel Communications Class A
Class A
65332V103
97428
3654470
SH

SOLE

3252260
0
402210
Nuveen Insured Municipal Opportunity Fund
Common
670984103
343
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
SH BEN INT
67062F100
267
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
207188
11568308
SH

SOLE

10251758
0
1316550
Pfizer Inc.
Common
717081103
789
23010
SH

SOLE

23010
0
0
Pitney Bowes Inc.
Common
724479100
195839
4425751
SH

SOLE

3947921
0
477830
Prime Energy Corp.
Common
74158e104
192
10500
SH

SOLE

0
0
10500
SBC Communications
Common
78387G103
224
9226
SH

SOLE

450
0
8776
Time Warner Inc.
Common
887317105
192497
10949760
SH

SOLE

9750690
0
1199070
United Technologies
Common
913017109
165028
1803974
SH

SOLE

1608734
0
195240
Verizon Communications
Common
92343v104
552
15240
SH

SOLE

4200
0
11040
Walt Disney Productions
Common
254687106
336
13200
SH

SOLE

13200
0
0
Washington Mutual Inc.
Common
939322103
136315
3527824
SH

SOLE

3141544
0
386280
Whirlpool Corp.
Common
963320106
66907
975323
SH

SOLE

879893
0
95430
Xerox
Common
984121103
141731
9774520
SH

SOLE

8697820
0
1076700
YUM! Brands
Common
988498101
208137
5592076
SH

SOLE

4991386
0
600690

















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	$6,316,367

List of Other Included Managers:

No.	13F File Number	Name

None